Equity - Share Options, Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	4,390,222	4,807,620	4,041,567
Weighted average remaining contractual life	3 years 4 months 24 days
Weighted average exercise price of options outstanding (in usd per share)	$ 9.36	$ 9.19	$ 8.70
Number of options exercisable (in shares) | shares	3,565,117
Weighted average exercise price of options exercisable (in usd per share)	$ 8.93
$1.33 - $3.08
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	1,038,671
Weighted average remaining contractual life	1 year 8 months 12 days
Weighted average exercise price of options outstanding (in usd per share)	$ 2.84
Number of options exercisable (in shares) | shares	1,038,671
Weighted average exercise price of options exercisable (in usd per share)	$ 2.84
$1.33 - $3.08 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	1.33
$1.33 - $3.08 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 3.08
$3.64 - $5.62
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	440,140
Weighted average remaining contractual life	2 years 1 month 6 days
Weighted average exercise price of options outstanding (in usd per share)	$ 4.05
Number of options exercisable (in shares) | shares	393,037
Weighted average exercise price of options exercisable (in usd per share)	$ 3.86
$3.64 - $5.62 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	3.64
$3.64 - $5.62 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 5.62
$7.07 - $10.73
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	2,043,418
Weighted average remaining contractual life	4 years 2 months 12 days
Weighted average exercise price of options outstanding (in usd per share)	$ 10.14
Number of options exercisable (in shares) | shares	1,403,784
Weighted average exercise price of options exercisable (in usd per share)	$ 10.43
$7.07 - $10.73 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	7.07
$7.07 - $10.73 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 10.73
$12.91 - $26.13
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	867,993
Weighted average remaining contractual life	4 years 1 month 6 days
Weighted average exercise price of options outstanding (in usd per share)	$ 18.02
Number of options exercisable (in shares) | shares	729,625
Weighted average exercise price of options exercisable (in usd per share)	$ 17.43
$12.91 - $26.13 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	12.91
$12.91 - $26.13 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 26.13